Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Assets and Liabilities Held for Sale [Abstract]
Summary of Assets and Liabilities Classified as Held for Sale

Assets and liabilities classified as held for sale consisted of the following:

		As at December 31
	2024	2023
Assets held for sale
Prepaid expenses and other	$2.1	$-
Property, plant and equipment	381.6	-
	$383.7	$-
Liabilities related to assets held for sale
Current portion of decommissioning liability	$5.8	$-
Non-current portion of decommissioning liability	66.4	-
	$72.2	$-